UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
January 31, 2013 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (97.54%)
CONSUMER DISCRETIONARY – (17.54%)
Consumer Durables & Apparel – (5.58%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	87,600	$7,204,945
Hunter Douglas N.V. (Netherlands)	12,860	576,223
		7,781,168
Consumer Services – (1.38%)
Ctrip.com International, Ltd., ADR (China)*	97,200	1,925,532
Media – (5.24%)
Grupo Televisa S.A.B., ADR (Mexico)	92,010	2,577,200
Walt Disney Co.	87,960	4,739,285
		7,316,485
Retailing – (5.34%)
Groupon, Inc. *	385,700	2,127,135
Netflix Inc. *	13,310	2,199,411
Tiffany & Co.	30,470	2,003,403
Vipshop Holdings Ltd., ADS (China)*	60,480	1,118,880
		7,448,829
	Total Consumer Discretionary	24,472,014
CONSUMER STAPLES – (12.93%)
Food & Staples Retailing – (3.56%)
Brazil Pharma S.A. (Brazil)	519,400	3,834,173
Sysco Corp.	35,760	1,136,095
		4,970,268
Food, Beverage & Tobacco – (9.37%)
Coca-Cola Co.	97,260	3,621,962
Diageo PLC (United Kingdom)	24,068	716,485
Heineken Holding N.V. (Netherlands)	96,829	5,722,428
Lindt & Spruengli AG - Participation Certificate (Switzerland)	841	3,012,648
		13,073,523
	Total Consumer Staples	18,043,791
ENERGY – (4.05%)
Schlumberger Ltd.	23,760	1,854,468
Tenaris S.A., ADR (Italy)	90,255	3,797,028
	Total Energy	5,651,496
FINANCIALS – (15.92%)
Banks – (3.70%)
Commercial Banks – (3.70%)
China CITIC Bank Corp. Ltd. - H (China)	1,437,602	984,303
China Merchants Bank Co., Ltd. - H (China)	1,047,858	2,518,513
Wells Fargo & Co.	47,610	1,658,256
		5,161,072
Diversified Financials – (4.86%)
Capital Markets – (3.03%)
Brookfield Asset Management Inc., Class A (Canada)	18,000	664,740
CETIP S.A. - Mercados Organizados (Brazil)	83,720	1,053,148
Charles Schwab Corp.	87,960	1,453,979
Oaktree Capital Group LLC, Class A	22,000	1,056,880
		4,228,747

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (1.83%)
Groupe Bruxelles Lambert S.A. (Belgium)	15,793	$1,318,790
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,646	419,084
RHJ International (Belgium)*	147,505	809,141
		2,547,015
		6,775,762
Insurance – (3.76%)
Insurance Brokers – (0.21%)
CNinsure, Inc., ADR (China)*	47,000	302,680
Multi-line Insurance – (0.44%)
Fairfax Financial Holdings Ltd. (Canada)	1,710	612,745
Property & Casualty Insurance – (3.11%)
Berkshire Hathaway Inc., Class B *	44,740	4,336,648
		5,252,073
Real Estate – (3.60%)
Hang Lung Group Ltd. (Hong Kong)	827,690	5,021,381
	Total Financials	22,210,288
HEALTH CARE – (6.65%)
Health Care Equipment & Services – (5.31%)
Essilor International S.A. (France)	14,562	1,484,702
IDEXX Laboratories, Inc. *	19,328	1,839,639
Laboratory Corp. of America Holdings *	12,400	1,109,800
Sinopharm Group Co. - H (China)	555,000	1,703,200
UnitedHealth Group Inc.	23,000	1,269,830
		7,407,171
Pharmaceuticals, Biotechnology & Life Sciences – (1.34%)
Sinovac Biotech Ltd. (China)*	596,668	1,873,538
	Total Health Care	9,280,709
INDUSTRIALS – (18.52%)
Capital Goods – (7.93%)
Brenntag AG (Germany)	11,050	1,574,638
PACCAR Inc.	76,280	3,589,737
Schneider Electric S.A. (France)	77,460	5,900,332
		11,064,707
Commercial & Professional Services – (2.64%)
Nielsen Holdings N.V. *	113,310	3,683,708
Transportation – (7.95%)
China Merchants Holdings International Co., Ltd. (China)	694,771	2,468,079
Expeditors International of Washington, Inc.	71,200	3,054,836
Kuehne & Nagel International AG (Switzerland)	47,485	5,577,877
		11,100,792
	Total Industrials	25,849,207
INFORMATION TECHNOLOGY – (11.27%)
Software & Services – (11.27%)
Angie's List Inc. *	164,360	2,064,362
Google Inc., Class A *	10,548	7,972,864
NetEase, Inc., ADR (China)	20,570	954,859
Oracle Corp.	24,790	880,169
Western Union Co.	95,870	1,364,230

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2013 (Unaudited)

	Shares/Units/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (Continued)
Youku Tudou Inc., ADR (China)*	109,170	$2,484,709
		15,721,193
	Total Information Technology	15,721,193
MATERIALS – (7.51%)
Air Products and Chemicals, Inc.	14,200	1,241,506
BHP Billiton PLC (United Kingdom)	58,889	2,014,594
Greatview Aseptic Packaging Co., Ltd. (China)	5,414,830	3,281,546
Potash Corp. of Saskatchewan Inc. (Canada)	48,440	2,058,700
Rio Tinto PLC (United Kingdom)	33,320	1,881,300
	Total Materials	10,477,646
TELECOMMUNICATION SERVICES – (3.15%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	174,906	4,400,635
	Total Telecommunication Services	4,400,635
TOTAL COMMON STOCK – (Identified cost $120,603,442)		136,106,979
STOCK WARRANTS – (0.42%)
FINANCIALS – (0.42%)
Banks – (0.42%)
Commercial Banks – (0.42%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	54,700	581,461
TOTAL STOCK WARRANTS – (Identified cost $418,187)		581,461
SHORT-TERM INVESTMENTS – (2.94%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.16%, 02/01/13, dated 01/31/13, repurchase value of $1,340,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.00%, 03/01/26-04/01/41, total market value $1,366,800)	$1,340,000	1,340,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.19%, 02/01/13, dated 01/31/13, repurchase value of $2,762,015 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.50%, 04/03/13-06/20/42, total market value $2,817,240)	2,762,000	2,762,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,102,000)		4,102,000

Total Investments – (100.90%) – (Identified cost $125,123,629) – (a)	140,790,440
Liabilities Less Other Assets – (0.90%)	(1,252,043)
Net Assets – (100.00%)	$139,538,397

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2013 (Unaudited)

ADR: American Depositary Receipt
ADS: American Depositary Share
*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $127,405,709. At January 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$20,126,120
	Unrealized depreciation	(6,741,389)
	Net unrealized appreciation	$13,384,731

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
January 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (94.75%)
CONSUMER DISCRETIONARY – (11.44%)
Consumer Durables & Apparel – (6.30%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	37,250	$3,063,747
Hunter Douglas N.V. (Netherlands)	10,370	464,653
		3,528,400
Consumer Services – (1.89%)
Ctrip.com International, Ltd., ADR (China)*	53,500	1,059,835
Media – (2.48%)
Grupo Televisa S.A.B., ADR (Mexico)	49,650	1,390,696
Retailing – (0.77%)
Vipshop Holdings Ltd., ADS (China)*	23,290	430,865
	Total Consumer Discretionary	6,409,796
CONSUMER STAPLES – (14.56%)
Food & Staples Retailing – (4.14%)
Brazil Pharma S.A. (Brazil)	314,600	2,322,354
Food, Beverage & Tobacco – (10.42%)
Heineken Holding N.V. (Netherlands)	52,270	3,089,067
Lindt & Spruengli AG - Participation Certificate (Switzerland)	450	1,612,000
Nestle S.A. (Switzerland)	16,210	1,138,200
		5,839,267
	Total Consumer Staples	8,161,621
ENERGY – (3.48%)
Tenaris S.A., ADR (Italy)	46,350	1,949,945
	Total Energy	1,949,945
FINANCIALS – (14.59%)
Banks – (4.39%)
Commercial Banks – (4.39%)
China CITIC Bank Corp. Ltd. - H (China)	1,056,000	723,026
China Merchants Bank Co., Ltd. - H (China)	723,069	1,737,887
		2,460,913
Diversified Financials – (4.62%)
Capital Markets – (1.46%)
Brookfield Asset Management Inc., Class A (Canada)	7,840	289,531
CETIP S.A. - Mercados Organizados (Brazil)	42,000	528,335
		817,866
Diversified Financial Services – (3.16%)
Groupe Bruxelles Lambert S.A. (Belgium)	9,700	809,996
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,160	383,010
RHJ International (Belgium)*	104,940	575,650
		1,768,656
		2,586,522
Insurance – (1.16%)
Insurance Brokers – (0.37%)
CNinsure, Inc., ADR (China)*	32,270	207,819
Multi-line Insurance – (0.79%)
Fairfax Financial Holdings Ltd. (Canada)	1,241	444,688
		652,507
Real Estate – (4.42%)
Hang Lung Group Ltd. (Hong Kong)	408,000	2,475,230
	Total Financials	8,175,172

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (13.01%)
Health Care Equipment & Services – (5.93%)
Essilor International S.A. (France)	15,610	$1,591,553
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	310,000	298,192
Sinopharm Group Co. - H (China)	466,800	1,432,530
		3,322,275
Pharmaceuticals, Biotechnology & Life Sciences – (7.08%)
Roche Holding AG - Genusschein (Switzerland)	12,760	2,823,871
Sinovac Biotech Ltd. (China)*	365,170	1,146,634
		3,970,505
	Total Health Care	7,292,780
INDUSTRIALS – (22.43%)
Capital Goods – (12.22%)
ABB Ltd., ADR (Switzerland)	45,090	965,377
Brenntag AG (Germany)	4,300	612,755
Schindler Holding AG - Participation Certificate (Switzerland)	15,200	2,254,821
Schneider Electric S.A. (France)	39,560	3,013,389
		6,846,342
Commercial & Professional Services – (2.72%)
Nielsen Holdings N.V. *	46,900	1,524,719
Transportation – (7.49%)
China Merchants Holdings International Co., Ltd. (China)	395,329	1,404,353
Kuehne & Nagel International AG (Switzerland)	23,780	2,793,343
		4,197,696
	Total Industrials	12,568,757
INFORMATION TECHNOLOGY – (3.96%)
Software & Services – (3.96%)
NetEase, Inc., ADR (China)	22,140	1,027,739
Youku Tudou Inc., ADR (China)*	52,270	1,189,665
		2,217,404
	Total Information Technology	2,217,404
MATERIALS – (7.62%)
BHP Billiton PLC (United Kingdom)	30,330	1,037,590
Greatview Aseptic Packaging Co., Ltd. (China)	2,517,100	1,525,436
Potash Corp. of Saskatchewan Inc. (Canada)	17,460	742,050
Rio Tinto PLC (United Kingdom)	17,112	966,171
	Total Materials	4,271,247
TELECOMMUNICATION SERVICES – (3.66%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	81,420	2,048,527
	Total Telecommunication Services	2,048,527
TOTAL COMMON STOCK – (Identified cost $47,194,997)		53,095,249

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2013 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (5.07%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.16%, 02/01/13, dated 01/31/13, repurchase value of $928,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.00%, 03/01/26-04/01/41, total market value $946,560)	$928,000	$928,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.19%, 02/01/13, dated 01/31/13, repurchase value of $1,912,010 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.50%, 04/03/13-06/20/42, total market value $1,950,240)	1,912,000	1,912,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,840,000)	2,840,000

Total Investments – (99.82%) – (Identified cost $50,034,997) – (a)	55,935,249
Other Assets Less Liabilities – (0.18%)	101,296
Net Assets – (100.00%)	$56,036,545
ADR: American Depositary Receipt
ADS: American Depositary Share

*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $51,066,515. At January 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$7,603,115
	Unrealized depreciation	(2,734,381)
Net unrealized appreciation		$4,868,734

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	January 31, 2013 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepaymentspeeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2013 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of January 31, 2013 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis	Davis
	Global	International
	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$24,472,014	$6,409,796
Consumer staples	18,043,791	8,161,621
Energy	5,651,496	1,949,945
Financials	22,791,749	8,175,172
Health care	9,280,709	7,292,780
Industrials	25,849,207	12,568,757
Information technology	15,721,193	2,217,404
Materials	10,477,646	4,271,247
Telecommunication services	4,400,635	2,048,527
Total Level 1	136,688,440	53,095,249

Level 2 – Other Significant Observable Inputs:
Short-term securities	4,102,000	2,840,000
Total Level 2	4,102,000	2,840,000

Level 3 – Significant Unobservable Inputs:	–	–
Total Investments	$140,790,440	$55,935,249

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended January 31, 2013.

There were no transfers into or out of Level 3 assets during the period.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 28, 2013

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  March 28, 2013